Derivative Instruments (Schedule of Derivative Instruments, Effect on Income and Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, (Loss) Gain Recognized in Income on Derivative instruments	$ (127)	$ (2,440)	$ (7,906)
Others [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, (Loss) Gain Recognized in Income on Derivative instruments	(127)	(244)	(685)
General and Administrative Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, (Loss) Gain Recognized in Income on Derivative instruments	0	(1,743)	(6,861)
Loss excluded from Adjusted EBITDA		1,252
Net Interest Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, (Loss) Gain Recognized in Income on Derivative instruments	$ 0	$ (453)	$ (360)